SHARE-BASED COMPENSATION (Narrative) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		0	1,450,000
Options granted, weighted average exercise price per share			$ 12
Options forfeited		1,190,000	180,000
Share-based Compensation	$ 0	$ (1,465,680)	$ 1,889,733
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period		80,000	0
Eight employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			1,450,000
Options granted, weighted average exercise price per share			$ 12